United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2022

Date of reporting period: July 31, 2022

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.13%
Communication Services - 2.82%
Diversified Telecommunication Services - 0.16%
Telkom Indonesia Persero Tbk PT, ADRA	28,927	$824,420

Entertainment - 0.54%
Electronic Arts, Inc.	11,539	1,514,263
Warner Bros Discovery, Inc.B	85,700	1,285,500

		2,799,763

Interactive Media & Services - 0.64%
Alphabet, Inc., Class AB	16,000	1,861,120
Autohome, Inc., ADR	17,213	614,332
Tencent Holdings Ltd.C	20,400	802,491

		3,277,943

Media - 1.09%
Altice USA, Inc., Class AB	52,739	554,287
Cogeco Communications, Inc.	18,141	1,174,267
Comcast Corp., Class A	65,647	2,463,075
News Corp., Class A	45,200	774,728
Omnicom Group, Inc.	4,600	321,264
Paramount Global, Class B	14,200	335,830

		5,623,451

Wireless Telecommunication Services - 0.39%
T-Mobile U.S., Inc.B	7,675	1,097,985
Vodafone Group PLC, ADR	61,000	900,360

		1,998,345

Total Communication Services		14,523,922

Consumer Discretionary - 6.60%
Auto Components - 0.94%
Adient PLCB	6,800	229,704
Aptiv PLCB	5,300	555,917
Cie Generale des Etablissements Michelin SCA, ADR	94,080	1,310,534
Continental AGC	15,146	1,071,273
Goodyear Tire & Rubber Co.B	16,200	198,936
Magna International, Inc.	22,900	1,462,394

		4,828,758

Automobiles - 0.81%
Ferrari NVC	10,314	2,187,033
General Motors Co.B	54,700	1,983,422

		4,170,455

Hotels, Restaurants & Leisure - 1.15%
Aramark	33,292	1,111,953
Booking Holdings, Inc.B	260	503,279
Compass Group PLCC	33,218	779,657
Evolution ABC D	18,059	1,757,919
Las Vegas Sands Corp.B	47,191	1,778,629

		5,931,437

Household Durables - 0.73%
Lennar Corp., Class A	22,500	1,912,500
Lennar Corp., Class B	666	45,208

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.13% (continued)
Consumer Discretionary - 6.60% (continued)
Household Durables - 0.73% (continued)
Sony Group Corp., ADR	21,100	$1,801,729

		3,759,437

Internet & Direct Marketing Retail - 0.25%
Alibaba Group Holding Ltd.B C	112,000	1,265,389

Leisure Products - 0.45%
Bandai Namco Holdings, Inc.C	15,100	1,179,964
BRP, Inc.	6,682	508,240
Yamaha Corp.C	14,500	618,590

		2,306,794

Multiline Retail - 0.47%
Dollar General Corp.	9,699	2,409,523

Specialty Retail - 0.30%
Advance Auto Parts, Inc.	7,953	1,539,860

Textiles, Apparel & Luxury Goods - 1.50%
Asics Corp.C	46,000	873,565
Gildan Activewear, Inc.	16,122	472,499
Li Ning Co. Ltd.C	147,000	1,200,319
Lululemon Athletica, Inc.B	6,205	1,926,715
LVMH Moet Hennessy Louis Vuitton SEC	3,477	2,418,625
Shenzhou International Group Holdings Ltd.C	75,500	798,512

		7,690,235

Total Consumer Discretionary		33,901,888

Consumer Staples - 3.82%
Beverages - 2.01%
Arca Continental SAB de CV	152,900	1,057,035
Carlsberg AS, Class BC	7,994	1,035,270
Coca-Cola Co.	30,000	1,925,100
Coca-Cola Europacific Partners PLC	60,705	3,285,355
Constellation Brands, Inc., Class A	6,200	1,527,122
Pernod Ricard SAC	7,472	1,470,567

		10,300,449

Food & Staples Retailing - 0.18%
Kobe Bussan Co. Ltd.A C	33,200	947,336

Food Products - 0.63%
Nestle SAC	15,389	1,890,096
Tyson Foods, Inc., Class A	15,500	1,364,155

		3,254,251

Household Products - 0.32%
Procter & Gamble Co.	11,700	1,625,247

Personal Products - 0.49%
Haleon PLC, ADR	12,000	84,360
Unilever PLCC	23,154	1,127,814
Unilever PLC, ADR	26,800	1,304,088

		2,516,262

Tobacco - 0.19%
Philip Morris International, Inc.	10,233	994,136

Total Consumer Staples		19,637,681

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.13% (continued)
Energy - 4.74%
Energy Equipment & Services - 0.59%
Baker Hughes Co.	10,800	$277,452
Halliburton Co.	47,960	1,405,228
NOV, Inc.	58,100	1,081,241
Schlumberger NV	8,000	296,240

		3,060,161

Oil, Gas & Consumable Fuels - 4.15%
APA Corp.	36,700	1,364,139
BP PLCC	296,641	1,453,010
Cenovus Energy, Inc.	22,700	433,116
Coterra Energy, Inc.	68,500	2,095,415
Equinor ASAC	17,523	673,932
Galp Energia SGPS SAC	92,224	974,217
Hess Corp.	30,664	3,448,780
Marathon Oil Corp.	61,100	1,515,280
Murphy Oil Corp.	15,400	541,156
Phillips 66	40,080	3,567,120
Pioneer Natural Resources Co.	7,530	1,784,234
Reliance Industries Ltd., GDRC D	17,164	1,086,843
Shell PLC, ADR	22,400	1,195,712
Suncor Energy, Inc.	34,504	1,171,016

		21,303,970

Total Energy		24,364,131

Financials - 10.53%
Banks - 4.76%
Banco Bradesco SA, ADR	120,399	399,725
Bank Mandiri Persero Tbk PTC	1,982,300	1,110,458
Barclays PLCC	375,741	722,787
Citigroup, Inc.	68,900	3,575,910
Citizens Financial Group, Inc.	18,300	694,851
Commerce Bancshares, Inc.	15,750	1,094,468
Cullen/Frost Bankers, Inc.	11,200	1,460,480
DBS Group Holdings Ltd.C	32,440	740,951
First Citizens BancShares, Inc., Class A	1,182	894,396
Grupo Financiero Banorte SAB de CV, Class O	88,000	501,525
ICICI Bank Ltd., ADR	51,990	1,080,352
KB Financial Group, Inc.C	13,507	502,966
M&T Bank Corp.	11,907	2,112,897
Mitsubishi UFJ Financial Group, Inc., ADRA	150,600	853,902
Nordea Bank AbpC	78,039	769,077
PNC Financial Services Group, Inc.	10,300	1,709,182
U.S. Bancorp	26,999	1,274,353
Wells Fargo & Co.	112,543	4,937,261

		24,435,541

Capital Markets - 2.20%
3i Group PLCC	51,739	802,277
Ameriprise Financial, Inc.	6,900	1,862,448
Bank of New York Mellon Corp.	34,200	1,486,332
Blackstone, Inc.	16,650	1,699,465
Credit Suisse Group AG, ADRA B	83,900	486,620
Goldman Sachs Group, Inc.	6,060	2,020,343
Northern Trust Corp.	16,138	1,610,250

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.13% (continued)
Financials - 10.53% (continued)
Capital Markets - 2.20% (continued)
State Street Corp.	18,900	$1,342,656

		11,310,391

Consumer Finance - 0.58%
American Express Co.	7,346	1,131,431
Capital One Financial Corp.	16,800	1,845,144

		2,976,575

Diversified Financial Services - 0.06%
Equitable Holdings, Inc.	11,700	332,631

Insurance - 2.93%
AIA Group Ltd.C	223,805	2,258,820
Allstate Corp.	11,146	1,303,747
American International Group, Inc.	73,705	3,815,708
Aon PLC, Class A	10,474	3,048,353
Cincinnati Financial Corp.	14,600	1,421,164
Hartford Financial Services Group, Inc.	15,400	992,838
Prudential PLCC	50,125	617,975
Travelers Cos., Inc.	2,000	317,400
Willis Towers Watson PLC	6,106	1,263,576

		15,039,581

Total Financials		54,094,719

Health Care - 9.93%
Biotechnology - 0.73%
Amgen, Inc.	7,500	1,856,025
CSL Ltd.C	9,381	1,905,148

		3,761,173

Health Care Equipment & Supplies - 2.59%
Alcon, Inc.	21,100	1,647,699
Alcon, Inc.C	26,643	2,095,085
Hoya Corp.C	5,200	522,320
Medtronic PLC	34,341	3,177,229
Olympus Corp.C	57,800	1,224,960
Osstem Implant Co. Ltd.C	9,366	801,187
ResMed, Inc.	8,275	1,990,303
STERIS PLC	6,322	1,426,559
Zimmer Biomet Holdings, Inc.	3,800	419,482

		13,304,824

Health Care Providers & Services - 2.32%
Centene Corp.B	12,200	1,134,234
CVS Health Corp.	22,499	2,152,704
Elevance Health, Inc.	9,399	4,484,263
HCA Healthcare, Inc.	3,500	743,470
Humana, Inc.	1,600	771,200
UnitedHealth Group, Inc.	4,832	2,620,587

		11,906,458

Life Sciences Tools & Services - 1.44%
Danaher Corp.	8,456	2,464,670
ICON PLCB	10,542	2,543,257
Lonza Group AGC	1,755	1,069,570
Mettler-Toledo International, Inc.B	961	1,297,091

		7,374,588

Pharmaceuticals - 2.85%
AstraZeneca PLCC	14,210	1,867,904

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.13% (continued)
Health Care - 9.93% (continued)
Pharmaceuticals - 2.85% (continued)
Bayer AGC	13,160	$766,923
Elanco Animal Health, Inc.B	37,935	768,563
GSK PLC, ADR	9,600	404,832
Merck & Co., Inc.	27,273	2,436,570
Merck KGaAC	8,024	1,524,031
Novo Nordisk AS, Class BC	21,309	2,506,107
Perrigo Co. PLC	46,460	1,945,280
SanofiC	18,941	1,884,682
Sanofi, ADR	11,400	566,580

		14,671,472

Total Health Care		51,018,515

Industrials - 8.97%
Aerospace & Defense - 1.07%
Boeing Co.B	5,500	876,205
CAE, Inc.B	30,751	813,591
General Dynamics Corp.	6,900	1,564,023
MTU Aero Engines AGC	2,977	572,699
Raytheon Technologies Corp.	7,900	736,359
Thales SAC	7,733	961,393

		5,524,270

Air Freight & Logistics - 0.53%
DSV ASC	5,803	975,399
FedEx Corp.	7,400	1,724,866

		2,700,265

Airlines - 0.11%
Ryanair Holdings PLC, ADRB	7,585	553,705

Construction & Engineering - 0.40%
AECOM	25,851	1,861,272
Fluor Corp.B	8,100	205,821

		2,067,093

Electrical Equipment - 0.79%
ABB Ltd.C	40,404	1,229,406
Schneider Electric SEC	9,430	1,307,972
Vertiv Holdings Co.	131,741	1,504,482

		4,041,860

Industrial Conglomerates - 1.25%
General Electric Co.	52,350	3,869,188
Hitachi Ltd.C	15,600	791,603
Honeywell International, Inc.	9,200	1,770,632

		6,431,423

Machinery - 2.50%
Atlas Copco AB, Class AC	84,802	991,350
CNH Industrial NV	71,900	928,948
Cummins, Inc.	4,500	995,895
Deere & Co.	5,581	1,915,288
Iveco Group NVB C	16,560	101,789
Makita Corp.A C	20,300	495,443
Oshkosh Corp.	11,700	1,007,370
PACCAR, Inc.	8,200	750,464
Parker-Hannifin Corp.	7,100	2,052,539
Sandvik ABC	37,542	691,245
Stanley Black & Decker, Inc.	13,598	1,323,493

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.13% (continued)
Industrials - 8.97% (continued)
Machinery - 2.50% (continued)
Xylem, Inc.	17,100	$1,573,713

		12,827,537

Professional Services - 0.85%
Experian PLCC	62,933	2,205,026
RELX PLCC	56,537	1,673,017
TeleperformanceC	1,457	487,658

		4,365,701

Road & Rail - 0.96%
Canadian Pacific Railway Ltd.	41,428	3,267,427
JB Hunt Transport Services, Inc.	9,138	1,674,721

		4,942,148

Trading Companies & Distributors - 0.51%
Ferguson PLCC	20,943	2,637,300

Total Industrials		46,091,302

Information Technology - 10.41%
Communications Equipment - 0.49%
F5, Inc.B	10,400	1,740,544
Telefonaktiebolaget LM Ericsson, ADRA	101,900	768,326

		2,508,870

Electronic Equipment, Instruments & Components - 0.67%
Corning, Inc.	26,000	955,760
Keyence Corp.C	4,300	1,706,435
TE Connectivity Ltd.	5,900	789,007

		3,451,202

IT Services - 2.33%
Accenture PLC, Class A	5,604	1,716,281
Adyen NVB C D	1,122	2,023,881
Amadeus IT Group SAB C	26,003	1,517,259
Capgemini SEC	2,898	553,028
Cognizant Technology Solutions Corp., Class A	22,251	1,512,178
EPAM Systems, Inc.B	2,916	1,018,413
Fidelity National Information Services, Inc.	18,780	1,918,565
Fiserv, Inc.B	3,800	401,584
PayPal Holdings, Inc.B	7,000	605,710
Shopify, Inc., Class AB	19,780	688,937

		11,955,836

Semiconductors & Semiconductor Equipment - 3.60%
ASM International NVC	4,641	1,429,395
ASML Holding NV	4,252	2,442,519
Broadcom, Inc.	3,329	1,782,613
Disco Corp.C	4,500	1,093,977
Infineon Technologies AGC	27,272	740,701
Lasertec Corp.A C	10,800	1,578,287
Microchip Technology, Inc.	27,500	1,893,650
Micron Technology, Inc.	11,700	723,762
QUALCOMM, Inc.	20,396	2,958,644
SK Hynix, Inc.C	12,752	963,055
Taiwan Semiconductor Manufacturing Co. Ltd.C	103,000	1,763,924
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,746	1,127,766

		18,498,293

Software - 3.32%
Adobe, Inc.B	5,500	2,255,660

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.13% (continued)
Information Technology - 10.41% (continued)
Software - 3.32% (continued)
ANSYS, Inc.B	7,000	$1,952,930
Atlassian Corp. PLC, Class AB	4,862	1,017,714
Autodesk, Inc.B	8,424	1,822,280
Microsoft Corp.	19,100	5,362,134
Oracle Corp.	39,168	3,048,837
Workday, Inc., Class AB	10,500	1,628,550

		17,088,105

Total Information Technology		53,502,306

Materials - 3.94%
Chemicals - 3.37%
Air Liquide SAC	12,596	1,735,998
Air Products & Chemicals, Inc.	8,964	2,225,134
Akzo Nobel NVC	12,878	868,513
Axalta Coating Systems Ltd.B	40,084	1,010,918
Corteva, Inc.	45,700	2,630,035
DuPont de Nemours, Inc.	19,187	1,174,820
Ecolab, Inc.	8,600	1,420,462
International Flavors & Fragrances, Inc.	15,696	1,947,089
Olin Corp.	17,700	925,179
RPM International, Inc.	17,700	1,600,080
Sika AGC	7,168	1,773,953

		17,312,181

Construction Materials - 0.37%
Martin Marietta Materials, Inc.	5,400	1,901,232

Containers & Packaging - 0.05%
International Paper Co.	6,100	260,897

Metals & Mining - 0.15%
Anglo American PLCC	21,860	789,601

Total Materials		20,263,911

Real Estate - 1.50%
Equity Real Estate Investment Trusts (REITs) - 1.24%
Crown Castle International Corp.	10,800	1,951,128
Equity LifeStyle Properties, Inc.	11,819	868,933
Sun Communities, Inc.	4,023	659,611
VICI Properties, Inc.	85,071	2,908,577

		6,388,249

Real Estate Management & Development - 0.26%
ESR Group Ltd.B C D	502,000	1,304,145

Total Real Estate		7,692,394

Utilities - 1.87%
Electric Utilities - 1.06%
Pinnacle West Capital Corp.	22,526	1,654,985
PPL Corp.	63,400	1,843,672
Xcel Energy, Inc.	26,750	1,957,565

		5,456,222

Gas Utilities - 0.51%
Atmos Energy Corp.	16,150	1,960,449

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.13% (continued)
Utilities - 1.87% (continued)
Gas Utilities - 0.51% (continued)
ENN Energy Holdings Ltd.C	39,200	$641,676

		2,602,125

Independent Power & Renewable Electricity Producers - 0.15%
China Longyuan Power Group Corp. Ltd., Class HC	484,000	777,750

Multi-Utilities - 0.15%
Engie SAC	61,779	765,127

Total Utilities		9,601,224

Total Common Stocks (Cost $287,743,948)		334,691,993

	Principal Amount
CORPORATE OBLIGATIONS - 5.68%
Basic Materials - 0.05%
Chemicals - 0.03%
EI du Pont de Nemours & Co., 1.700%, Due 7/15/2025	$180,000	171,925

Forest Products & Paper - 0.02%
International Paper Co., 6.000%, Due 11/15/2041	100,000	108,691

Total Basic Materials		280,616

Communications - 0.52%
Internet - 0.07%
Amazon.com, Inc., 3.875%, Due 8/22/2037	335,000	338,116

Media - 0.18%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.800%, Due 4/1/2031	160,000	135,143
3.500%, Due 3/1/2042	190,000	138,921
3.700%, Due 4/1/2051	180,000	127,723
Comcast Corp.,
3.400%, Due 4/1/2030	195,000	190,094
1.950%, Due 1/15/2031	185,000	160,572
2.887%, Due 11/1/2051	231,000	175,344

		927,797

Telecommunications - 0.27%
AT&T, Inc., 2.250%, Due 2/1/2032	180,000	153,363
T-Mobile USA, Inc., 3.875%, Due 4/15/2030	890,000	856,699
Verizon Communications, Inc.,
4.500%, Due 8/10/2033	105,000	107,034
3.400%, Due 3/22/2041	345,000	296,199

		1,413,295

Total Communications		2,679,208

Consumer, Cyclical - 0.23%
Airlines - 0.02%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, Series AA	111,447	98,416

Auto Manufacturers - 0.10%
American Honda Finance Corp., 2.000%, Due 3/24/2028	190,000	173,213

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.68% (continued)
Consumer, Cyclical - 0.23% (continued)
Auto Manufacturers - 0.10% (continued)
Toyota Motor Credit Corp., 2.500%, Due 3/22/2024	$355,000	$351,282

		524,495

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	145,000	130,657

Retail - 0.08%
AutoNation, Inc., 3.850%, Due 3/1/2032	280,000	249,940
Tractor Supply Co., 1.750%, Due 11/1/2030	185,000	151,147

		401,087

Total Consumer, Cyclical		1,154,655

Consumer, Non-Cyclical - 0.53%
Agriculture - 0.02%
Cargill, Inc., 1.375%, Due 7/23/2023D	120,000	117,867

Biotechnology - 0.04%
Amgen, Inc., 4.400%, Due 5/1/2045	185,000	180,571

Commercial Services - 0.10%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	119,846
Quanta Services, Inc.,	275,000	237,631
2.900%, Due 10/1/2030
3.050%, Due 10/1/2041	190,000	137,535

		495,012

Food - 0.02%
Mondelez International, Inc., 1.500%, Due 2/4/2031	145,000	118,784

Health Care - Services - 0.17%
Children’s Health System of Texas, 2.511%, Due 8/15/2050	150,000	105,903
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20-A	240,000	177,238
Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, Due 6/1/2050D	105,000	82,775
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	130,000	100,822
UnitedHealth Group, Inc., 3.875%, Due 12/15/2028	400,000	410,036

		876,774

Pharmaceuticals - 0.18%
AbbVie, Inc.,	130,000	125,290
4.450%, Due 5/14/2046
4.875%, Due 11/14/2048	255,000	261,204
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	76,000	75,613
CVS Health Corp.,	107,000	108,765
4.300%, Due 3/25/2028
5.050%, Due 3/25/2048	115,000	117,038
Viatris, Inc., 3.850%, Due 6/22/2040	120,000	88,188
Zoetis, Inc., 3.000%, Due 9/12/2027	150,000	144,612

		920,710

Total Consumer, Non-Cyclical		2,709,718

Energy - 0.67%
Oil & Gas - 0.29%
Chevron USA, Inc., 2.343%, Due 8/12/2050	180,000	132,906
ConocoPhillips Co., 2.125%, Due 3/8/2024	360,000	353,862

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.68% (continued)
Energy - 0.67% (continued)
Oil & Gas - 0.29% (continued)
Diamondback Energy, Inc.,
3.125%, Due 3/24/2031	$385,000	$348,874
4.250%, Due 3/15/2052	220,000	190,600
Marathon Petroleum Corp., 5.125%, Due 12/15/2026	105,000	108,753
Phillips 66 Co., 3.750%, Due 3/1/2028D	190,000	183,483
Pioneer Natural Resources Co.,
1.900%, Due 8/15/2030	125,000	105,760
2.150%, Due 1/15/2031	90,000	77,158

		1,501,396

Pipelines - 0.38%
Cheniere Corpus Christi Holdings LLC, 2.742%, Due 12/31/2039	158,000	127,569
Gray Oak Pipeline LLC, 2.000%, Due 9/15/2023D	190,000	185,574
MPLX LP,
1.750%, Due 3/1/2026	230,000	211,470
4.125%, Due 3/1/2027	145,000	143,441
ONEOK, Inc., 4.550%, Due 7/15/2028	175,000	172,848
Sabine Pass Liquefaction LLC,
4.200%, Due 3/15/2028	540,000	527,543
4.500%, Due 5/15/2030	130,000	128,762
Williams Cos., Inc.,
2.600%, Due 3/15/2031	325,000	282,732
5.400%, Due 3/4/2044	170,000	169,159

		1,949,098

Total Energy		3,450,494

Financial - 2.09%
Banks - 1.22%
Bank of America Corp.,
2.592%, Due 4/29/2031, (Secured Overnight Financing Rate + 2.150%)E	180,000	157,827
2.299%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.220%)E	465,000	391,100
3.846%, Due 3/8/2037, (5 yr. CMT + 2.000%)E	195,000	176,592
2.676%, Due 6/19/2041, (Secured Overnight Financing Rate + 1.930%)E	205,000	156,218
5.000%, Due 1/21/2044	185,000	189,843
Citigroup, Inc.,
1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)E	105,000	98,172
4.412%, Due 3/31/2031, (Secured Overnight Financing Rate + 3.914%)E	695,000	688,001
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (Secured Overnight Financing Rate + 0.798%)E	430,000	388,495
1.542%, Due 9/10/2027, (Secured Overnight Financing Rate + 0.818%)E	290,000	259,504
2.615%, Due 4/22/2032, (Secured Overnight Financing Rate + 1.281%)E	180,000	155,560
JPMorgan Chase & Co.,
2.301%, Due 10/15/2025, (Secured Overnight Financing Rate + 1.160%)E	485,000	465,286
3.782%, Due 2/1/2028, (3 mo. USD LIBOR + 1.337%)E	265,000	260,326
2.963%, Due 1/25/2033, (Secured Overnight Financing Rate + 1.260%)E	270,000	240,602
3.882%, Due 7/24/2038, (3 mo. USD LIBOR + 1.360%)E	230,000	213,365
Morgan Stanley,
3.591%, Due 7/22/2028, (3 mo. USD LIBOR + 1.340%)E	295,000	285,452
1.794%, Due 2/13/2032, (Secured Overnight Financing Rate + 1.034%)E	340,000	278,303
2.239%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.178%)E	180,000	152,212
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)E	295,000	273,945
PNC Financial Services Group, Inc., 3.400%, Due 9/15/2026, Series T, (5 yr. CMT + 2.595%)E F	215,000	176,300
State Street Corp.,
2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)E	260,000	253,099
2.200%, Due 3/3/2031	165,000	140,469

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.68% (continued)
Financial - 2.09% (continued)
Banks - 1.22% (continued)
Truist Financial Corp., 1.267%, Due 3/2/2027, (Secured Overnight Financing Rate + 0.609%)E	$160,000	$145,798
U.S. Bancorp, 4.967%, Due 7/22/2033, (Secured Overnight Financing Rate + 2.110%)E	180,000	187,112
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (Secured Overnight Financing Rate + 1.262%)E	420,000	370,464
5.375%, Due 11/2/2043	180,000	185,660

		6,289,705

Diversified Financial Services - 0.35%
American Express Co., 4.200%, Due 11/6/2025	275,000	280,657
Blue Owl Finance LLC, 3.125%, Due 6/10/2031D	630,000	496,266
Charles Schwab Corp.,
0.750%, Due 3/18/2024	150,000	144,434
3.250%, Due 5/22/2029	180,000	173,375
CME Group, Inc., 2.650%, Due 3/15/2032	365,000	337,265
Intercontinental Exchange, Inc., 4.950%, Due 6/15/2052	175,000	181,897
Visa, Inc., 3.150%, Due 12/14/2025	160,000	159,916

		1,773,810

Insurance - 0.13%
Berkshire Hathaway Finance Corp., 3.850%, Due 3/15/2052	165,000	151,260
CNA Financial Corp., 4.500%, Due 3/1/2026	225,000	228,319
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	180,000	118,007
Progressive Corp., 2.500%, Due 3/15/2027	180,000	173,148

		670,734

Investment Companies - 0.13%
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	647,493

REITS - 0.26%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	180,000	141,283
American Tower Corp., 2.300%, Due 9/15/2031	250,000	207,814
Camden Property Trust, 3.150%, Due 7/1/2029	140,000	132,052
Crown Castle International Corp.,
3.800%, Due 2/15/2028	155,000	150,787
2.900%, Due 4/1/2041	160,000	122,132
Digital Realty Trust LP, 3.700%, Due 8/15/2027	190,000	185,560
Prologis LP, 1.250%, Due 10/15/2030	135,000	111,301
Public Storage, 2.250%, Due 11/9/2031	335,000	291,631

		1,342,560

Total Financial		10,724,302

Industrial - 0.37%
Aerospace/Defense - 0.08%
Boeing Co., 2.750%, Due 2/1/2026	210,000	200,496
Northrop Grumman Corp., 3.850%, Due 4/15/2045	250,000	224,749

		425,245

Building Materials - 0.07%
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	120,000	116,626
Vulcan Materials Co., 3.500%, Due 6/1/2030	230,000	213,481

		330,107

Environmental Control - 0.03%
Waste Connections, Inc., 2.200%, Due 1/15/2032	180,000	154,345

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.68% (continued)
Industrial - 0.37% (continued)
Miscellaneous Manufacturing - 0.03%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	$180,000	$145,471

Packaging & Containers - 0.06%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	150,000	127,803
Berry Global, Inc., 1.650%, Due 1/15/2027	210,000	186,165

		313,968

Transportation - 0.10%
Burlington Northern Santa Fe LLC, 4.450%, Due 1/15/2053	185,000	190,825
FedEx Corp., 3.250%, Due 5/15/2041	185,000	152,259
Union Pacific Corp., 4.100%, Due 9/15/2067	200,000	184,728

		527,812

Total Industrial		1,896,948

Technology - 0.28%
Computers - 0.11%
Dell International LLC/EMC Corp.,
5.300%, Due 10/1/2029	445,000	451,874
3.450%, Due 12/15/2051D	195,000	137,820

		589,694

Semiconductors - 0.09%
Entegris Escrow Corp., 4.750%, Due 4/15/2029D	190,000	182,936
Lam Research Corp.,
3.750%, Due 3/15/2026	95,000	96,490
1.900%, Due 6/15/2030	180,000	157,660

		437,086

Software - 0.08%
Oracle Corp., 4.300%, Due 7/8/2034	243,000	222,681
VMware, Inc., 2.200%, Due 8/15/2031	235,000	191,197

		413,878

Total Technology		1,440,658

Utilities - 0.94%
Electric - 0.84%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	320,000	311,320
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	70,000	64,959
Consumers Energy Co., 2.500%, Due 5/1/2060	155,000	106,820
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	180,000	171,307
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	275,000	255,058
Duke Energy Corp., 2.650%, Due 9/1/2026	220,000	210,632
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	255,000	241,699
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	715,000	663,337
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	185,000	153,351
Entergy Corp., 2.800%, Due 6/15/2030	115,000	101,760
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	137,000	136,476
Exelon Corp., 4.050%, Due 4/15/2030	180,000	179,152
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	115,189
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	152,346
National Rural Utilities Cooperative Finance Corp., 1.000%, Due 10/18/2024, Series D	180,000	170,605
Northern States Power Co., 2.600%, Due 6/1/2051	185,000	143,151
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	190,000	173,115

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.68% (continued)
Utilities - 0.94% (continued)
Electric - 0.84% (continued)
Oklahoma Gas & Electric Co., 0.553%, Due 5/26/2023	$215,000	$210,121
Sempra Energy, 3.300%, Due 4/1/2025	335,000	331,258
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025D	440,000	439,846

		4,331,502

Gas - 0.10%
National Fuel Gas Co., 3.950%, Due 9/15/2027	225,000	211,525
Sempra Global, 3.250%, Due 1/15/2032D	205,000	179,377
Southern California Gas Co., 2.550%, Due 2/1/2030, Series XX	135,000	124,904

		515,806

Total Utilities		4,847,308

Total Corporate Obligations (Cost $32,621,728)		29,183,907

FOREIGN CORPORATE OBLIGATIONS - 1.27%
Basic Materials - 0.08%
Mining - 0.08%
Glencore Funding LLC, 2.625%, Due 9/23/2031D	160,000	131,566
Teck Resources Ltd., 6.000%, Due 8/15/2040	255,000	254,727

		386,293

Total Basic Materials		386,293

Communications - 0.04%
Telecommunications - 0.04%
Bell Canada, Inc., 4.464%, Due 4/1/2048	85,000	81,423
TELUS Corp., 3.400%, Due 5/13/2032	160,000	148,317

		229,740

Total Communications		229,740

Consumer, Non-Cyclical - 0.19%
Agriculture - 0.08%
BAT Capital Corp., 2.259%, Due 3/25/2028	290,000	248,485
Reynolds American, Inc., 5.700%, Due 8/15/2035	175,000	168,105

		416,590

Beverages - 0.11%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	100,000	101,776
Anheuser-Busch InBev Worldwide, Inc., 5.550%, Due 1/23/2049	125,000	138,566
Coca-Cola Femsa SAB de CV,
2.750%, Due 1/22/2030	200,000	183,460
1.850%, Due 9/1/2032	150,000	123,354

		547,156

Total Consumer, Non-Cyclical		963,746

Energy - 0.10%
Oil & Gas - 0.03%
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	185,000	151,297

Pipelines - 0.07%
Enbridge, Inc., 2.500%, Due 2/14/2025	190,000	183,756

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.27% (continued)
Energy - 0.10% (continued)
Pipelines - 0.07% (continued)
TransCanada PipeLines Ltd., 1.000%, Due 10/12/2024	$180,000	$169,036

		352,792

Total Energy		504,089

Financial - 0.82%
Banks - 0.75%
Bank of Nova Scotia, 2.431%, Due 9/15/2023, (Secured Overnight Financing Rate + 0.550)E	1,395,000	1,388,129
Barclays PLC, 2.894%, Due 11/24/2032, (1 yr. CMT + 1.300%)E	295,000	241,832
Commonwealth Bank of Australia, 2.499%, Due 7/7/2025, (Secured Overnight Financing Rate + 0.400%)D E	705,000	692,113
Deutsche Bank AG,
1.686%, Due 3/19/2026	150,000	136,881
2.311%, Due 11/16/2027, (Secured Overnight Financing Rate + 1.219%)E	200,000	173,646
2.552%, Due 1/7/2028, (Secured Overnight Financing Rate + 1.318%)E	210,000	184,398
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	180,000	171,997
Royal Bank of Canada, 2.250%, Due 11/1/2024	350,000	341,211
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	525,000	523,339

		3,853,546

Financial Services - 0.07%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, Due 10/29/2028	425,000	372,271

Total Financial		4,225,817

Industrial - 0.04%
Transportation - 0.04%
Canadian Pacific Railway Co., 3.100%, Due 12/2/2051	255,000	203,873

Total Foreign Corporate Obligations (Cost $7,060,984)		6,513,558

FOREIGN SOVEREIGN OBLIGATIONS - 0.04%
Mexico Government International Bonds, 4.600%, Due 1/23/2046	160,000	134,560
Panama Government International Bonds, 3.160%, Due 1/23/2030	95,000	85,766

Total Foreign Sovereign Obligations (Cost $267,217)		220,326

ASSET-BACKED OBLIGATIONS - 1.37%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022-1 A3	320,000	317,994
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	209,579	206,436
0.340%, Due 12/18/2026, 2021 2 A3	200,000	194,354
4.380%, Due 4/18/2028, 2021 2 A3	265,000	267,571
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022-A A3	170,000	169,548
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1 A1	325,000	308,388
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	113,889	112,359
0.400%, Due 12/15/2025, 2021 A A3	240,000	231,690
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 2 A3	420,000	417,895
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AD	300,000	274,062
GM Financial Automobile Leasing Trust, 1.900%, Due 3/20/2025, 2022 1 A3	290,000	283,423
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	79,273	78,949
1.490%, Due 12/16/2024, 2020 2 A3	43,605	43,228
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AD	245,000	222,919
Honda Auto Receivables Owner Trust, 1.880%, Due 5/15/2026, 2022 1 A3	325,000	315,168
John Deere Owner Trust, 2.320%, Due 9/16/2026, 2022 A A3	250,000	243,994

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 1.37% (continued)
John Deere Owner Trust, (continued)
3.740%, Due 2/16/2027, 2022 B A3	$300,000	$301,229
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	435,000	421,983
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1D	345,000	304,433
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	75,256	74,942
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IID	278,600	237,478
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AD	285,000	268,258
Toyota Auto Receivables Owner Trust,
1.360%, Due 8/15/2024, 2020 B A3	143,852	142,547
1.230%, Due 6/15/2026, 2022 A A3	260,000	249,903
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	580,000	550,102
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	271,887	270,579
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	295,000	283,877
Wendy’s Funding LLC, 2.370%, Due 6/15/2051, 2021 1A A2ID	277,200	237,921

Total Asset-Backed Obligations (Cost $7,336,657)		7,031,230

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.11%
Angel Oak Mortgage Trust, 2.620%, Due 11/25/2059, 2019 6 A1D G	135,773	132,994
Angel Oak Mortgage Trust I LLC, 3.628%, Due 3/25/2049, 2019 2 A1D G	14,102	14,040
Residential Mortgage Loan Trust, 2.633%, Due 9/25/2059, 2019 3 A1D G	165,134	161,526
Towd Point Mortgage Trust, 3.875%, Due 5/25/2058, 2018 3 A2D G	275,000	264,229

Total Collateralized Mortgage Obligations (Cost $576,542)		572,789

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.12%
BX Commercial Mortgage Trust, 2.699%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD LIBOR + 0.700%)D E	385,000	370,252
Cold Storage Trust, 2.899%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD LIBOR + 0.900%)D E	265,407	259,476

Total Commercial Mortgage-Backed Obligations (Cost $650,408)		629,728

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.92%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	76,060	77,174
3.000%, Due 11/1/2032	98,760	99,106
2.500%, Due 6/1/2035	191,989	187,338
2.000%, Due 3/1/2036	616,836	587,792
2.000%, Due 10/1/2040	295,397	274,011
2.000%, Due 1/1/2041	537,346	498,441
2.500%, Due 9/1/2041	533,944	509,211
2.500%, Due 11/1/2041	308,423	294,136
3.500%, Due 5/1/2042	434,424	435,054
4.000%, Due 6/1/2042	853,342	872,988
3.000%, Due 4/1/2047	345,998	338,955
3.500%, Due 1/1/2048	194,692	195,981
4.000%, Due 4/1/2048	153,658	156,851
3.000%, Due 8/1/2048	243,406	238,240
3.000%, Due 11/1/2049	396,441	384,760
2.500%, Due 7/1/2050	319,904	299,491
2.500%, Due 11/1/2051	467,190	438,492
2.500%, Due 5/1/2052	658,742	616,594
4.000%, Due 6/1/2052	4,074,426	4,100,303
5.000%, Due 6/1/2052	162,117	167,435
Federal National Mortgage Association,
3.500%, Due 1/1/2028G	27,872	28,270
4.500%, Due 4/1/2034	68,233	70,235
3.000%, Due 10/1/2034	183,132	183,628
2.000%, Due 11/1/2035G	455,471	434,878
2.000%, Due 12/1/2035G	203,099	193,659

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.92% (continued)
Federal National Mortgage Association, (continued)
2.000%, Due 1/1/2036G	$317,167	$302,228
2.500%, Due 4/1/2036	351,949	343,986
2.000%, Due 5/1/2036	107,862	102,782
2.000%, Due 6/1/2036	243,452	231,986
3.500%, Due 6/1/2037	104,011	106,467
5.500%, Due 6/1/2038	13,483	14,435
5.000%, Due 5/1/2040	69,593	73,909
5.000%, Due 6/1/2040	52,103	55,349
2.000%, Due 5/1/2041	587,415	544,201
2.500%, Due 11/1/2041	351,536	335,252
5.000%, Due 3/1/2042G	32,503	34,306
3.500%, Due 7/1/2043	67,585	68,212
4.000%, Due 11/1/2044G	49,531	50,881
4.000%, Due 7/1/2045	340,326	349,142
3.500%, Due 8/1/2045	36,498	36,702
3.500%, Due 5/1/2046	84,194	84,705
3.000%, Due 6/1/2046	244,383	239,625
4.000%, Due 7/1/2046	100,172	102,906
3.000%, Due 10/1/2046	187,476	183,548
3.000%, Due 11/1/2046	264,656	259,084
3.500%, Due 11/1/2046	341,390	343,849
3.000%, Due 12/1/2046G	165,734	162,269
3.500%, Due 3/1/2047	37,259	37,496
4.500%, Due 7/1/2047	22,744	23,444
4.500%, Due 8/1/2047	72,684	75,032
3.500%, Due 9/1/2047	90,074	90,573
4.000%, Due 3/1/2048	135,496	137,997
4.500%, Due 7/1/2048G	79,290	81,670
4.500%, Due 7/1/2048	51,659	53,099
4.500%, Due 3/1/2049	147,428	151,504
4.500%, Due 10/1/2049	147,814	151,523
4.000%, Due 11/1/2049	308,343	313,324
2.500%, Due 6/1/2050	287,593	269,014
2.500%, Due 8/1/2050	445,111	416,720
2.500%, Due 8/1/2050G	322,749	302,864
3.000%, Due 8/1/2050	259,713	251,758
2.500%, Due 9/1/2050	295,756	277,124
2.500%, Due 10/1/2050G	121,459	113,733
3.000%, Due 10/1/2050G	503,085	489,231
3.000%, Due 11/1/2050G	772,304	748,408
2.500%, Due 2/1/2051G	921,716	862,933
2.000%, Due 3/1/2051G	1,512,904	1,368,330
2.000%, Due 4/1/2051G	617,078	560,037
3.000%, Due 5/1/2051G	382,213	373,611
3.000%, Due 6/1/2051	160,697	155,385
3.500%, Due 6/1/2051G	456,270	453,440
3.500%, Due 7/1/2051 G	854,018	853,502
3.000%, Due 11/1/2051G	518,308	500,792
4.000%, Due 5/1/2052 G	416,625	422,928
4.000%, Due 6/1/2052	4,078,717	4,104,621
Government National Mortgage Association,
5.000%, Due 10/15/2039	51,861	54,817
3.500%, Due 9/15/2041	118,262	120,599
3.500%, Due 8/20/2047	40,232	40,575
3.500%, Due 10/20/2047	47,691	48,071
4.000%, Due 12/20/2047	90,159	92,254
4.000%, Due 1/20/2048	84,204	85,945
5.000%, Due 1/20/2050	140,312	145,156

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.92% (continued)
Government National Mortgage Association, (continued)
4.500%, Due 2/20/2050	$87,809	$90,765
5.000%, Due 2/20/2050	47,927	49,663
2.500%, Due 4/20/2050	580,649	555,107
2.500%, Due 6/20/2051	561,443	534,862
3.000%, Due 6/20/2051	825,580	807,176
2.500%, Due 7/20/2051	719,399	685,171
3.000%, Due 8/20/2051	448,430	442,648
2.500%, Due 11/20/2051	332,666	316,687
3.000%, Due 12/20/2051	887,475	866,214
3.500%, Due 1/20/2052	335,445	334,656
4.000%, Due 3/20/2052	649,928	658,269
3.000%, Due 6/20/2052	303,887	296,568

Total U.S. Agency Mortgage-Backed Obligations (Cost $37,091,433)		35,574,143

U.S. TREASURY OBLIGATIONS 3.20%
U.S. Treasury Bonds,
2.250%, Due 5/15/2041	1,605,000	1,385,566
1.750%, Due 8/15/2041	560,000	441,459
1.375%, Due 8/15/2050	3,640,000	2,490,130
U.S. Treasury Notes,
1.250%, Due 7/31/2023	2,030,000	1,996,061
1.250%, Due 8/31/2024	3,155,000	3,049,875
1.125%, Due 2/28/2025	3,140,000	3,005,446
1.500%, Due 1/31/2027	2,790,000	2,645,923
1.500%, Due 2/15/2030	1,565,000	1,443,896

Total U.S. Treasury Obligations (Cost $17,884,355)		16,458,356

	Shares
SHORT-TERM INVESTMENTS 15.87%
Investment Companies - 2.15%
American Beacon U.S. Government Money Market Select Fund, 1.680%H I	11,039,429	11,039,429

	Principal Amount
U.S. Treasury Obligations - 13.72%
U.S. Treasury Bonds,
2.000%, Due 8/15/2051	$5,620,000	4,510,270
1.875%, Due 11/15/2051	12,840,000	10,011,187
2.250%, Due 2/15/2052	13,375,000	11,423,086
2.875%, Due 5/15/2052	11,650,000	11,415,180
U.S. Treasury Floating Rate Notes,
2.565%, Due 7/31/2023, (3 mo. Treasury money market yield + 0.029%)E	4,175,000	4,189,075
2.571%, Due 10/31/2023, (3 mo. Treasury money market yield + 0.035%)E	5,950,000	5,970,081
2.461%, Due 4/30/2024, (3 mo. Treasury money market yield - 0.075%)E	22,930,000	22,954,249

Total U.S. Treasury Obligations		70,473,128

Total Short-Term Investments (Cost $83,322,105)		81,512,557

	Shares
SECURITIES LENDING COLLATERAL - 0.41% (Cost $2,077,446)
Investment Companies - 0.41%
American Beacon U.S. Government Money Market Select Fund, 1.68%H I	2,077,446	2,077,446

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 100.12% (Cost $476,632,823)	$514,466,033
LIABILITIES, NET OF OTHER ASSETS - (0.12%)	(596,667)

TOTAL NET ASSETS - 100.00%	$513,869,366

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2022.
B	Non-income producing security.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $86,453,655 or 16.82% of net assets.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,749,999 or 2.29% of net assets. The Fund has no right to demand registration of these securities.

E

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2022.

F	Perpetual maturity. The date shown, if any, is the next call date.
G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on July 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	19	September 2022	$3,643,254	$3,926,825	$283,571
ICE U.S. mini MSCI EAFE Index Futures	18	September 2022	1,668,027	1,756,890	88,863
ICE U.S. MSCI Emerging Markets EM Index Futures	16	September 2022	794,000	798,800	4,800

			$6,105,281	$6,482,515	$377,234

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2022 (Unaudited)

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2022, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$248,238,338	$86,453,655	$—	$334,691,993
Corporate Obligations	—	29,183,907	—	29,183,907
Foreign Corporate Obligations	—	6,513,558	—	6,513,558
Foreign Sovereign Obligations	—	220,326	—	220,326
Asset-Backed Obligations	—	7,031,230	—	7,031,230
Collateralized Mortgage Obligations	—	572,789	—	572,789
Commercial Mortgage-Backed Obligations	—	629,728	—	629,728
U.S. Agency Mortgage-Backed Obligations	—	35,574,143	—	35,574,143
U.S. Treasury Obligations	—	16,458,356	—	16,458,356
Short-Term Investments	11,039,429	70,473,128	—	81,512,557
Securities Lending Collateral	2,077,446	—	—	2,077,446

Total Investments in Securities - Assets	$261,355,213	$253,110,820	$—	$514,466,033

Financial Derivative Instruments - Assets
Futures Contracts	$377,234	$—	$—	$377,234

Total Financial Derivative Instruments - Assets	$377,234	$—	$—	$377,234

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

Organization

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2022, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to the fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$4,729,573	$2,077,446	$2,813,640	$4,891,086

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2021 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2022, the Fund’s cost of investments for federal income tax purposes were as follows:

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2022 (Unaudited)

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$476,632,823	$66,944,740	$(29,111,530)	$37,833,210

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses

As of October 31, 2021, the Fund did not have any capital loss carryforwards.